CAPITAL STOCK (Detail Textuals 2) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Jun. 30, 2014	Sep. 30, 2011	Jun. 30, 2014 Series B Warrants	Feb. 11, 2014 Common Stock	Sep. 30, 2011 Common Stock	Dec. 20, 2013 Consulting agreement Common Stock	Dec. 16, 2013 Crede CG III, Ltd	Dec. 16, 2013 Crede CG III, Ltd Series A Warrants	Dec. 16, 2013 Crede CG III, Ltd Series B Warrants
Stockholders' Equity Note [Line Items]
Exercised	311,586		386,618	16,667				178,253	116,667
Warrants issued to placement agent				12,447			313,718
Common stock issued in exchange for consulting services (in shares)		14,814			14,814	41,667
Common stock issued in exchange for consulting services		$ 65,000			$ 15	$ 337,500